UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:  _____
This Amendment (Check only one.):   [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Promistar Financial Corporation
Address:   551 Main Street
           Johnstown, PA 15901

Form 13F File Number:  28-07666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. John H. Anderson
Title:     Chairman and Chief Executive Officer
Phone:     814 532 3801

Signature, Place, and Date of Signing:

/s/ John H. Anderson          Johnstown, Pennsylvania           May 14, 2001
--------------------          -----------------------           ------------

Report Type:

[   ]   13F HOLDINGS  REPORT.

[ X ]   13F  NOTICE.

[   ]   13F  COMBINATION  REPORT.


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List of Other Managers Reporting for this Manager:

      Form 13F File Number                      Name

      28-07668                                  Promistar Trust Company